DISCLOSURES ABOUT FAIR VALUE (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Available-for-sale securities	$ 33,185	$ 56,949	$ 318,353
Fair Value, Inputs, Level 1 [Member]
ASSETS
Available-for-sale securities	31,685	55,449	316,853
Fair Value, Inputs, Level 2 [Member]
ASSETS
Available-for-sale securities	1,500	1,500	1,500
Fair Value, Inputs, Level 3 [Member]
ASSETS
Available-for-sale securities	$ 0	$ 0	$ 0